Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000050453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class A
Trading Symbol	GERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[1]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class C
Trading Symbol	GERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.12%	[2]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050452
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[3]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[4]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R6
Trading Symbol	GERUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[5]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R
Trading Symbol	GRRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%	[6]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class P
Trading Symbol	GAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[7]
AssetsNet	$ 2,167,651,844
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 10,538,231
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,167,651,844 # of Portfolio Holdings335 Portfolio Turnover Rate78% Total Net Advisory Fees Paid$10,538,231
Holdings [Text Block]

Sector Allocation (%)

Financials	26.8%
Information Technology	21.4%
Consumer Discretionary	10.8%
Communication Services	10.5%
Industrials	8.1%
Materials	7.0%
Consumer Staples	5.9%
Health Care	4.0%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class A
Trading Symbol	GCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[8]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class C
Trading Symbol	GCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%	[9]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[10]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[11]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058972
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[12]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161504
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[13]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058971
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R
Trading Symbol	GCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$74	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%	[14]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201740
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class P
Trading Symbol	GGFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[15]
AssetsNet	$ 2,272,935,749
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 7,586,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,272,935,749 # of Portfolio Holdings307 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$7,586,280
Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	10.9%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Information Technology	8.5%
Materials	5.8%
Communication Services	4.3%
Utilities	2.9%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050450
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class A
Trading Symbol	GICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[16]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class C
Trading Symbol	GICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%	[17]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Institutional Class
Trading Symbol	GICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[18]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Investor Class
Trading Symbol	GIRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[19]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161506
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class R6
Trading Symbol	GICUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[20]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class P
Trading Symbol	GGDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[21]
AssetsNet	$ 4,481,612,315
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 16,291,349
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$4,481,612,315 # of Portfolio Holdings446 Portfolio Turnover Rate82% Total Net Advisory Fees Paid$16,291,349
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.3%
Financials	14.6%
Consumer Discretionary	12.7%
Real Estate	9.3%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.6%
Communication Services	5.1%
Health Care	5.0%
Other	4.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025585
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class A
Trading Symbol	GSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[22]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025587
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class C
Trading Symbol	GSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$112	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.20%	[23]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025583
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Institutional Class
Trading Symbol	GSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[24]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141341
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Investor Class
Trading Symbol	GSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[25]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198939
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class R6
Trading Symbol	GSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[26]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class P
Trading Symbol	GMEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[27]
AssetsNet	$ 32,836,738
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 169,726
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$32,836,738 # of Portfolio Holdings73 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$169,726
Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.1%
Financials	17.9%
Communication Services	15.3%
Information Technology	10.8%
Consumer Staples	7.3%
Industrials	7.0%
Materials	5.5%
Health Care	4.6%
Utilities	2.5%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025573
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[28]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025575
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.11%	[29]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025571
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	GEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[30]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025572
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Service Class
Trading Symbol	GEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$77	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.56%	[31]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	GIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[32]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[33]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201742
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GAHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[34]
AssetsNet	$ 2,627,343,532
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 12,305,922
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,627,343,532 # of Portfolio Holdings127 Portfolio Turnover Rate18% Total Net Advisory Fees Paid$12,305,922
Holdings [Text Block]

Sector Allocation (%)

Financials	25.5%
Information Technology	23.3%
Consumer Discretionary	17.6%
Communication Services	11.8%
Consumer Staples	7.3%
Health Care	4.9%
Industrials	3.7%
Materials	3.3%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000235590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class A
Trading Symbol	GEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[35]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238648
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class C
Trading Symbol	GEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.15%	[36]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Institutional Class
Trading Symbol	GEMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[37]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Investor Class
Trading Symbol	GEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[38]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R6
Trading Symbol	GEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[39]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238651
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R
Trading Symbol	GEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.65%	[40]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class P
Trading Symbol	GEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[41]
AssetsNet	$ 10,558,536
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 50,021
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$10,558,536 # of Portfolio Holdings113 Portfolio Turnover Rate15% Total Net Advisory Fees Paid$50,021
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	27.6%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Communication Services	7.0%
Health Care	5.6%
Materials	3.5%
Industrials	3.2%
Energy	2.4%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%	[42]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.13%	[43]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	GEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[44]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	GEBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[45]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[46]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	GEBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$80	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.63%	[47]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000203335
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GEPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[48]
AssetsNet	$ 21,581,393
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 100,106
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$21,581,393 # of Portfolio Holdings94 Portfolio Turnover Rate20% Total Net Advisory Fees Paid$100,106
Holdings [Text Block]

Sector Allocation (%)

Financials	27.2%
Information Technology	23.4%
Consumer Discretionary	18.1%
Communication Services	13.0%
Consumer Staples	6.9%
Health Care	5.1%
Industrials	2.3%
Real Estate	1.9%
Utilities	1.7%
Other	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class A
Trading Symbol	GSIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[49]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class C
Trading Symbol	GSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%	[50]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025547
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	GSIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[51]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Service Class
Trading Symbol	GSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%	[52]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Investor Class
Trading Symbol	GIRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[53]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class R6
Trading Symbol	GSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[54]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201741
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class P
Trading Symbol	GTFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[55]
AssetsNet	$ 985,988,044
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,029,613
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$985,988,044 # of Portfolio Holdings39 Portfolio Turnover Rate22% Total Net Advisory Fees Paid$4,029,613
Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.7%
Information Technology	13.8%
Health Care	12.3%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Utilities	6.5%
Communication Services	6.3%
Materials	1.8%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class A
Trading Symbol	GSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[56]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class C
Trading Symbol	GSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.89%	[57]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[58]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Investor Class
Trading Symbol	GSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[59]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R6
Trading Symbol	GSUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[60]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R
Trading Symbol	GSRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%	[61]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class P
Trading Symbol	GSNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[62]
AssetsNet	$ 2,317,154,896
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,253,636
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$2,317,154,896 # of Portfolio Holdings41 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$7,253,636
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Industrials	13.0%
Consumer Staples	9.1%
Utilities	8.5%
Health Care	8.1%
Information Technology	7.1%
Energy	6.1%
Communication Services	5.3%
Consumer Discretionary	4.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[63]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$81	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%	[64]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[65]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025530
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Service Class
Trading Symbol	GSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[66]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058968
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GLCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[67]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GLCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$26	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[68]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058967
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$56	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%	[69]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201738
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[70]
AssetsNet	$ 1,339,696,412
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,583,061
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,339,696,412 # of Portfolio Holdings92 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$3,583,061
Holdings [Text Block]

Sector Allocation (%)

Information Technology	46.7%
Consumer Discretionary	15.1%
Communication Services	13.9%
Health Care	7.4%
Financials	6.7%
Industrials	5.1%
Consumer Staples	2.8%
Materials	1.3%
Energy	0.4%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025519
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[71]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$82	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.67%	[72]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025517
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[73]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025518
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Service Class
Trading Symbol	GCLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[74]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[75]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GCVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[76]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GCVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[77]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201736
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GMXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[78]
AssetsNet	$ 514,383,591
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,311,228
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$514,383,591 # of Portfolio Holdings187 Portfolio Turnover Rate98% Total Net Advisory Fees Paid$1,311,228
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	15.2%
Health Care	15.0%
Information Technology	8.9%
Consumer Staples	7.6%
Consumer Discretionary	6.6%
Energy	5.8%
Real Estate	4.8%
Communication Services	4.1%
Other	7.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025537
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class A
Trading Symbol	GCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%	[79]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025539
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class C
Trading Symbol	GCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.95%	[80]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%	[81]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$63	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.34%	[82]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058970
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GDSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[83]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[84]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058969
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R
Trading Symbol	GDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$68	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.45%	[85]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201739
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class P
Trading Symbol	GMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[86]
AssetsNet	$ 395,056,840
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 1,684,086
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$395,056,840 # of Portfolio Holdings521 Portfolio Turnover Rate75% Total Net Advisory Fees Paid$1,684,086
Holdings [Text Block]

Sector Allocation (%)

Financials	18.7%
Health Care	17.9%
Industrials	16.9%
Information Technology	13.1%
Consumer Discretionary	10.0%
Real Estate	6.5%
Energy	4.2%
Consumer Staples	3.1%
Materials	2.9%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%	[87]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.95%	[88]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GSIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%	[89]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058991
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GSTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[90]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GINUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[91]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058990
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GSROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$69	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.45%	[92]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GSZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[93]
AssetsNet	$ 119,407,027
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 530,376
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$119,407,027 # of Portfolio Holdings370 Portfolio Turnover Rate74% Total Net Advisory Fees Paid$530,376
Holdings [Text Block]

Sector Allocation (%)

Health Care	25.1%
Industrials	22.3%
Information Technology	19.9%
Consumer Discretionary	10.3%
Financials	8.3%
Consumer Staples	4.0%
Materials	3.5%
Energy	2.5%
Communication Services	1.6%
Other	1.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GSATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.20%	[94]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.95%	[95]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.84%	[96]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GTTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%	[97]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GTTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[98]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058988
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.45%	[99]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GSXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[100]
AssetsNet	$ 732,116,268
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,623,134
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$732,116,268 # of Portfolio Holdings458 Portfolio Turnover Rate61% Total Net Advisory Fees Paid$3,623,134
Holdings [Text Block]

Sector Allocation (%)

Financials	31.2%
Real Estate	11.5%
Industrials	11.4%
Consumer Discretionary	9.9%
Health Care	9.1%
Energy	6.5%
Information Technology	5.9%
Utilities	5.2%
Communication Services	3.6%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class A
Trading Symbol	GSSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[101]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025527
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class C
Trading Symbol	GSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$81	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.67%	[102]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[103]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Service Class
Trading Symbol	GSESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[104]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[105]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R6
Trading Symbol	GSEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[106]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R
Trading Symbol	GSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[107]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201737
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class P
Trading Symbol	GSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[108]
AssetsNet	$ 1,007,008,718
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,789,703
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of April 30, 2025)

Total Net Assets$1,007,008,718 # of Portfolio Holdings152 Portfolio Turnover Rate99% Total Net Advisory Fees Paid$2,789,703
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.4%
Financials	15.4%
Health Care	11.4%
Consumer Discretionary	11.3%
Industrials	9.0%
Communication Services	9.0%
Consumer Staples	5.2%
Energy	2.5%
Materials	2.1%
Other	3.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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